Note 35 Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Gains or losses on financial assets and liabilities, hedge accounting and exchange differences net [Line Items]
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	€ (1)	€ 39
Gains Losses On Derecognition Of Financial Assets At Amortized Cost	35	8
Gains Losses On Derecognition Of Other Financial Assets And Liabilities	(36)	31
Gains or losses on financial instruments held for trading net	283	11
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading	0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading	0	0
Reclassification Of Other Gains Losses To Held For Trading	283	11
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value	(35)	(35)
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	(35)	(35)
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	150	348
Gains (losses) on hedging instrument, fair value hedges	73	16
Subtotal gains or losses in financial assets and liabilities net	469	379
Gains (losses) on exchange differences on translation, net of tax	304	716
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences	€ 773	€ 1,096